Intangilbe Assets, Net (Tables)	12 Months Ended
Mar. 31, 2025
Intangilbe Assets, Net [Abstract]
Schedule of Intangilbe Assets Net

As of March 31, 2025 and 2024, intangible assets, net consist of the following:

	As of March 31,
	2025	2024
	USD	USD

Software	135,840	-
Patent	120,440,421	-
License	9,880,524	-
Total intangible assets	130,456,785	-
Less: accumulated amortization	(2,136,210)	-
Less: impairment	(120,440,421)	-
Intangible assets, net	7,880,154	-

Schedule of Estimated Future Amortization Expense

Estimated future amortization expense related to intangible assets at March 31, 2025 is as follows:

Fiscal year ended March 31,	USD
2026	2,314,426
2027	2,313,048
2028	2,302,630
2029	950,050
Total	7,880,154